OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accounts Payable		$ 4	$ 6
Accrued expenses		195	154
Accounts Payable and Accrued Liabilities, Current	$ 162	$ 199	$ 160